Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000217028
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class A Shares
Trading Symbol	PAPAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$185	1.82%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,959,077
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,959,077
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
U.S. Government & Agencies	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
Index Option	-0.0%
Money Market Funds	2.5%
U.S. Treasury Obligations	92.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.2208%, 07/08/25	11.4%
United States Treasury Bill, 4.2126%, 06/03/25	8.9%
United States Treasury Bill, 4.1893%, 06/17/25	8.9%
United States Treasury Bill, 4.2317%, 07/22/25	8.6%
United States Treasury Bill, 4.2180%, 06/24/25	7.6%
United States Treasury Bill, 4.2113%, 07/01/25	7.6%
United States Treasury Bill, 4.2362%, 05/06/25	7.1%
United States Treasury Bill, 4.2319%, 05/20/25	6.6%
United States Treasury Bill, 4.2467%, 05/27/25	6.1%
United States Treasury Bill, 4.2022%, 06/10/25	6.1%

C000217027
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class I Shares
Trading Symbol	PAPIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$161	1.57%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,959,077
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,959,077
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
U.S. Government & Agencies	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
Index Option	-0.0%
Money Market Funds	2.5%
U.S. Treasury Obligations	92.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.2208%, 07/08/25	11.4%
United States Treasury Bill, 4.2126%, 06/03/25	8.9%
United States Treasury Bill, 4.1893%, 06/17/25	8.9%
United States Treasury Bill, 4.2317%, 07/22/25	8.6%
United States Treasury Bill, 4.2180%, 06/24/25	7.6%
United States Treasury Bill, 4.2113%, 07/01/25	7.6%
United States Treasury Bill, 4.2362%, 05/06/25	7.1%
United States Treasury Bill, 4.2319%, 05/20/25	6.6%
United States Treasury Bill, 4.2467%, 05/27/25	6.1%
United States Treasury Bill, 4.2022%, 06/10/25	6.1%